Operating expenses - Disclosure of Research and Development Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Purchases, sub-contracting and other expenses	€ (10,543)	€ (9,386)
Payroll costs (including share-based payments)	(5,395)	(5,105)
Depreciation, amortization, and provision expenses	(670)	(1,015)
Total research and development expenses	€ (16,608)	€ (15,506)